Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	HANNA INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001508033
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 25, 2011
Prospectus Date	rr_ProspectusDate	Nov 25, 2011

Paladin Long Short Fund
Paladin Long Short Fund
INVESTMENT OBJECTIVES
The Paladin Long Short Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Paladin Long Short Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 180 days of the issuance of such shares)	2.00%
Exchange Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Paladin Long Short Fund
Management Fees (includes fees based on Fund's performance)	[1][2]	1.45%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Expenses on Short Sales	[1][3][4]	0.45%
Other Operating Expenses	[1][3]	0.92%
Total Other Expenses	[1][3]	1.37%
Acquired Fund Fees and Expenses	[1][5]	0.10%
Total Annual Fund Operating Expenses	[1]	3.17%
Fee Waiver and Expense Limitation	[1][3]	0.32%
Net Annual Fund Operating Expenses	[1]	2.85%
[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor's management fee is a variable performance fee that is adjusted based on the Fund's performance relative to the performance of the Russell 1000 Index. The management fee in the table above reflects the maximum variable performance fee.
[3]	The Fund's administrator ("Administrator") has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.60% (with the exception of management fees distribution and/or service (12b-1) fees, expenses on short sales, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee. The agreement runs through January 1, 2013 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through January 1, 2013, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
[4]	Expenses related to short sales include borrowing costs and margin account maintenance costs. When the Fund sells short a security that pays interest or dividends, the Fund is obligated to pay the equivalent of the interest or dividend rate to the lender and records this as an expense of the Fund.
[5]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Paladin Long Short Fund	288	948

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY
The Fund's investment advisor, Hanna Capital LLC (the "Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by using both long and short strategies.  Long strategies involve buying common stocks and call options that are expected to increase in value.  Short strategies involve (i) short selling securities that are expected to decrease in value or (ii) investing in exchange-traded funds (ETFs), including inverse and leveraged ETFs, or buying put options that allow the Fund to profit when the underlying securities decrease in value.  The Advisor will vary the Fund's long-short exposure over time based on its assessment of market conditions.

The Fund's portfolio will principally consist of common stock issued by companies and call and put options.  The Fund may invest directly in these securities or indirectly through investments in other investment companies consisting of ETFs, closed-end mutual funds, or open-end mutual funds.  These securities may be issued by both domestic and foreign companies (the Advisor deems a company to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market), and investments in foreign companies may be made directly in foreign markets, as well as indirectly through ETFs and American Depository Receipts (ADRs).  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.  The Fund may invest in inverse and leveraged ETFs.

In selecting investments for the Fund's long positions, the Advisor will first use fundamental analysis to identify high growth opportunities, which the Advisor defines as either (i) companies ranked in the top third of their sector of the economy by annual revenue or annual earnings or (ii) companies in a position to benefit from a market opportunity based on a new business model or innovation.  The Advisor's analysis will focus on the following factors:

•	History of exceeding analyst expectations for earnings;
•	Increased quarterly/yearly earnings growth;
•	Unique market opportunities that offer growth potential;
•	Specific business catalysts that offer growth potential; and
•	Year-over-year revenue growth that exceeds peers.

The Advisor will then determine the entry and exit points for selected investments with technical analysis, which seeks to forecast changes in the price of a security through the study of market data.

For short positions, the Advisor will use the same process to identify fundamentally or technically weak individual securities.  In particular, the fundamental analysis will seek to identify companies that do not rank favorably in their sector of the economy by annual revenue and annual earnings and the technical analysis will seek to identify securities with unfavorable trends in their prices through the examination of its relative strength index, moving averages, trading volumes, and historical chart patterns.

The Advisor will vary the long versus short weighting of the Fund's portfolio based on the Advisor's technical analysis of the overall market.  Favorable conditions in broad market indices, including the S&P 500 Index and NASDAQ Composite Index, will lead to higher long exposure and vice versa.

Besides entering option contracts for speculative purposes, option positions will also be used by the Advisor to create short to intermediate-term hedges against market volatility.

The Advisor will sell a security, regardless of the length of time it has been held, when it reaches a price target (floor or ceiling) determined by the Advisor, the fundamental or technical conditions of the security change, or to pursue opportunities that the Advisor believes will be of greater benefit to the Fund.  Portfolio turnover will not be a limiting factor in making Fund decisions.

The Fund is not diversified.  A relatively high percentage of the Fund's assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies and factors unrelated to the condition of its issuer, including changes in interest rates, economic and political conditions, and general equity market conditions.  In a declining stock market, prices for all companies in the Fund's portfolio may decline regardless of their long-term prospects.

Portfolio Turnover Risk.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be more than 100%.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may result in the realization of capital gains.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates.

Non-diversified Risk.  Because the Fund is a non-diversified fund, it will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, the Fund is subject to the risk that a large loss in an individual issuer will cause a greater loss than it would if the Fund were required to hold a larger number of securities or smaller positions.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Investment Advisor Risk.  The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness and impact the ability of the Fund to achieve its investment objective.

Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that obligates the Advisor to make payments to the Administrator when the Fund is at lower asset levels and to pay certain expenses of the Fund outlined in the Operating Plan.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

Equity Securities Risks:

Common Stocks.  The Fund's investments in common stocks, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap and Mega-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Inverse and Leveraged ETF Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds.  In addition, the ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an ETF's share price and the return on its investments.  Accordingly, the value of the Fund's investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  The Fund will not use leverage to acquire portfolio investments.   Inverse and leveraged ETFs are often designed to achieve their objectives on a daily basis and often are not suitable for long-term investments.

Foreign Securities Risks:

Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund's investments in securities denominated in, or receiving revenues in, foreign currencies.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Options and Short Sales Risks:

Options.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a call or put option on a particular security is purchased to hedge against price movements in a related security, the price of the call or put option may move more or less than the price of the related security.

Short Sales Risk.  A short sale is a transaction in which the Fund sells a security it has borrowed in anticipation that its market price will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund's potential losses on a short sale are unlimited because the security's price may appreciate indefinitely.  Short selling will result in higher transaction costs, which reduce the Fund's return and may result in higher taxes.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov 25, 2011
Paladin Long Short Fund | Paladin Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 180 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a % of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (includes fees based on Fund's performance)	rr_ManagementFeesOverAssets	1.45%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.45%	[1],[3],[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.92%	[1],[3]
Total Other Expenses	rr_OtherExpensesOverAssets	1.37%	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.85%	[1]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	948
Paladin Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Paladin Long Short Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Paladin Long Short Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's investment advisor, Hanna Capital LLC (the "Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by using both long and short strategies.  Long strategies involve buying common stocks and call options that are expected to increase in value.  Short strategies involve (i) short selling securities that are expected to decrease in value or (ii) investing in exchange-traded funds (ETFs), including inverse and leveraged ETFs, or buying put options that allow the Fund to profit when the underlying securities decrease in value.  The Advisor will vary the Fund's long-short exposure over time based on its assessment of market conditions.

The Fund's portfolio will principally consist of common stock issued by companies and call and put options.  The Fund may invest directly in these securities or indirectly through investments in other investment companies consisting of ETFs, closed-end mutual funds, or open-end mutual funds.  These securities may be issued by both domestic and foreign companies (the Advisor deems a company to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market), and investments in foreign companies may be made directly in foreign markets, as well as indirectly through ETFs and American Depository Receipts (ADRs).  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.  The Fund may invest in inverse and leveraged ETFs.

In selecting investments for the Fund's long positions, the Advisor will first use fundamental analysis to identify high growth opportunities, which the Advisor defines as either (i) companies ranked in the top third of their sector of the economy by annual revenue or annual earnings or (ii) companies in a position to benefit from a market opportunity based on a new business model or innovation.  The Advisor's analysis will focus on the following factors:

•	History of exceeding analyst expectations for earnings;
•	Increased quarterly/yearly earnings growth;
•	Unique market opportunities that offer growth potential;
•	Specific business catalysts that offer growth potential; and
•	Year-over-year revenue growth that exceeds peers.

The Advisor will then determine the entry and exit points for selected investments with technical analysis, which seeks to forecast changes in the price of a security through the study of market data.

For short positions, the Advisor will use the same process to identify fundamentally or technically weak individual securities.  In particular, the fundamental analysis will seek to identify companies that do not rank favorably in their sector of the economy by annual revenue and annual earnings and the technical analysis will seek to identify securities with unfavorable trends in their prices through the examination of its relative strength index, moving averages, trading volumes, and historical chart patterns.

The Advisor will vary the long versus short weighting of the Fund's portfolio based on the Advisor's technical analysis of the overall market.  Favorable conditions in broad market indices, including the S&P 500 Index and NASDAQ Composite Index, will lead to higher long exposure and vice versa.

Besides entering option contracts for speculative purposes, option positions will also be used by the Advisor to create short to intermediate-term hedges against market volatility.

The Advisor will sell a security, regardless of the length of time it has been held, when it reaches a price target (floor or ceiling) determined by the Advisor, the fundamental or technical conditions of the security change, or to pursue opportunities that the Advisor believes will be of greater benefit to the Fund.  Portfolio turnover will not be a limiting factor in making Fund decisions.

The Fund is not diversified.  A relatively high percentage of the Fund's assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies and factors unrelated to the condition of its issuer, including changes in interest rates, economic and political conditions, and general equity market conditions.  In a declining stock market, prices for all companies in the Fund's portfolio may decline regardless of their long-term prospects.

Portfolio Turnover Risk.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be more than 100%.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may result in the realization of capital gains.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates.

Non-diversified Risk.  Because the Fund is a non-diversified fund, it will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, the Fund is subject to the risk that a large loss in an individual issuer will cause a greater loss than it would if the Fund were required to hold a larger number of securities or smaller positions.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Investment Advisor Risk.  The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness and impact the ability of the Fund to achieve its investment objective.

Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that obligates the Advisor to make payments to the Administrator when the Fund is at lower asset levels and to pay certain expenses of the Fund outlined in the Operating Plan.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

Equity Securities Risks:

Common Stocks.  The Fund's investments in common stocks, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap and Mega-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Inverse and Leveraged ETF Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds.  In addition, the ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an ETF's share price and the return on its investments.  Accordingly, the value of the Fund's investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  The Fund will not use leverage to acquire portfolio investments.   Inverse and leveraged ETFs are often designed to achieve their objectives on a daily basis and often are not suitable for long-term investments.

Foreign Securities Risks:

Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund's investments in securities denominated in, or receiving revenues in, foreign currencies.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Options and Short Sales Risks:

Options.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a call or put option on a particular security is purchased to hedge against price movements in a related security, the price of the call or put option may move more or less than the price of the related security.

Short Sales Risk.  A short sale is a transaction in which the Fund sells a security it has borrowed in anticipation that its market price will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund's potential losses on a short sale are unlimited because the security's price may appreciate indefinitely.  Short selling will result in higher transaction costs, which reduce the Fund's return and may result in higher taxes.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversified Risk.  Because the Fund is a non-diversified fund, it will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, the Fund is subject to the risk that a large loss in an individual issuer will cause a greater loss than it would if the Fund were required to hold a larger number of securities or smaller positions.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations. This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.

[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor's management fee is a variable performance fee that is adjusted based on the Fund's performance relative to the performance of the Russell 1000 Index. The management fee in the table above reflects the maximum variable performance fee.
[3]	The Fund's administrator ("Administrator") has entered into a Fund Accounting and Administration Agreement with the Fund that covers the regular operating expenses of the Fund for an inclusive fee of 0.60% (with the exception of management fees distribution and/or service (12b-1) fees, expenses on short sales, acquired fund fees and expenses, and extraordinary expenses), even if such operating expenses exceed the inclusive fee. The agreement runs through January 1, 2013 and can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Administrator cannot recoup from the Fund any regular operating expenses in excess of the inclusive fee. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through January 1, 2013, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
[4]	Expenses related to short sales include borrowing costs and margin account maintenance costs. When the Fund sells short a security that pays interest or dividends, the Fund is obligated to pay the equivalent of the interest or dividend rate to the lender and records this as an expense of the Fund.
[5]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 25, 2011